Consolidated Statements of Income/Loss (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 5,219		$ 5,300		$ 5,530
Interest and fees on loans held for sale	93		137		233
Interest and dividends on securities available for sale:
Taxable interest	688		709		717
Tax-exempt interest	21		31		40
Dividends	82	[1]	76	[1]	73	[1]
Trading account interest and other	78		90		117
Total interest income	6,181		6,343		6,710
Interest Expense
Interest on deposits	624		860		1,440
Interest on long-term debt	449		580		761
Interest on other borrowings	43		49		43
Total interest expense	1,116		1,489		2,244
Net interest income	5,065		4,854		4,466
Provision for credit losses	1,513		2,651		4,064
Net interest income after provision for credit losses	3,552		2,203		402
Noninterest Income
Service charges on deposit accounts	685		760		848
Trust and investment management income	531		503		486
Other charges and fees	507		534		523
Card fees	371		376		324
Investment banking income	317		313		272
Trading income/(loss)	248		173		(41)
Retail investment services	230		205		218
Mortgage production related (loss)/income	(5)		127		376
Mortgage servicing related income	224		358		330
Net securities gains	117	[2]	191	[2]	98	[2]
Gain from ownership in Visa	0		0		112
Other noninterest income	196		189		164
Total noninterest income	3,421		3,729		3,710
Noninterest Expense
Employee compensation	2,494		2,364		2,258
Employee benefits	382		457		542
Outside processing and software	653		638		579
Net occupancy expense	356		361		357
Regulatory assessments	300		265		302
Credit and collection services	275		279		259
Other real estate expense	264		300		244
Operating losses	257		83		99
Marketing and customer development	184		177		152
Equipment expense	178		174		172
Potential mortgage servising settlement and claims expense	120		0		0
Amortization/impairment of goodwill/intangible assets	43		51		807
Net (gain)/loss on extinguishment of debt	(3)		70		39
Other noninterest expense	731		692		752
Total noninterest expense	6,234		5,911		6,562
Income/(loss) before provision/(benefit) for income taxes	739		21		(2,450)
Provision/(benefit) for income taxes	79		(185)		(898)
Net income/(loss) including income attributable to noncontrolling interest	660		206		(1,552)
Net income attributable to noncontrolling interest	13		17		12
Net income/(loss)	647		189		(1,564)
Net income/(loss) available to common shareholders	$ 495		$ (87)		$ (1,733)
Net income/(loss) per average common share
Diluted	$ 0.94		$ (0.18)		$ (3.98)
Basic	$ 0.94		$ (0.18)		$ (3.98)
Dividends declared per common share	$ 0.12		$ 0.04		$ 0.22
Average common shares - diluted	528		499		437
Average common shares - basic	524		495		435

[1]	Includes dividends on common stock of The Coca-Cola Company of $56 million, $53 million, and $49 million during the years ended December 31, 2011, 2010, and 2009, respectively.
[2]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.